Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended						6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended	1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Customer relationships	Dec. 31, 2012 Customer relationships	Dec. 31, 2011 Customer relationships	Jun. 30, 2013 Customer relationships Weighted Average	Dec. 31, 2012 Customer relationships Weighted Average	Dec. 31, 2011 Customer relationships Weighted Average	Jun. 30, 2013 Trade name	Dec. 31, 2012 Trade name	Dec. 31, 2011 Trade name	Jun. 30, 2013 Trade name Weighted Average	Dec. 31, 2012 Trade name Weighted Average	Dec. 31, 2011 Trade name Weighted Average	Jun. 30, 2013 Contributor content	Dec. 31, 2012 Contributor content	Dec. 31, 2011 Contributor content	Jun. 30, 2013 Contributor content Weighted Average	Dec. 31, 2012 Contributor content Weighted Average	Dec. 31, 2011 Contributor content Weighted Average	Jun. 30, 2013 Non-compete agreement	Dec. 31, 2012 Non-compete agreement	Dec. 31, 2011 Non-compete agreement	Jun. 30, 2013 Non-compete agreement Weighted Average	Dec. 31, 2012 Non-compete agreement Weighted Average	Dec. 31, 2011 Non-compete agreement Weighted Average	Dec. 31, 2012 Domain name	Sep. 30, 2012 Domain name	Dec. 31, 2011 Domain name	Jun. 30, 2013 Domain name	Jun. 30, 2013 Domain name Weighted Average	Dec. 31, 2012 Domain name Weighted Average	Dec. 31, 2011 Domain name Weighted Average	Jun. 30, 2013 Patents	Dec. 31, 2012 Patents	Mar. 31, 2012 Patents	Jun. 30, 2013 Patents Weighted Average	Dec. 31, 2012 Patents Weighted Average	Apr. 30, 2012 Patents Minimum	Apr. 30, 2012 Patents Maximum
Amortizing intangible assets:
Gross Carrying Amount	$ 1,829		$ 1,829	$ 1,575		$ 600	$ 600	$ 600				$ 400	$ 400	$ 400				$ 450	$ 450	$ 450				$ 100	$ 100	$ 100				$ 86		$ 25	$ 86				$ 193	$ 193
Accumulated Amortization	(901)		(789)	(546)		(561)	(486)	(338)				(105)	(91)	(64)				(113)	(98)	(68)				(100)	(100)	(75)				(3)		(1)	(6)				(16)	(11)
Net Carrying Amount	928		1,040	1,029		39	114	262				295	309	336				337	352	382						25				83		24	80				177	182
Weighted Average Life (Years)									4 years	4 years	4 years				14 years	14 years	14 years				15 years	15 years	15 years				3 years	3 years	3 years					15 years	15 years	15 years				17 years	17 years
Acquisition of intangible assets																														50	10	25							193
Amortization period																														15 years	15 years	15 years										16 years	19 years
Amortization expense	112	124	243	244	242
Estimated amortization expense
2013			191
2014	78		78
2015	78		78
2016	78		78
2017	78		78
Thereafter	$ 539		$ 537